Fixed Assets, Net - Schedule of Fixed Assets, Net (Details) - USD ($)	Mar. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Fixed assets gross	$ 44,998	$ 44,411	$ 61,094
Less: accumulated depreciation	(37,020)	(35,796)	(34,993)
Fixed assets, net	7,978	8,615	26,101
Office Equipment [Member]
Fixed assets gross	9,019	7,371	7,276
Furniture and Equipment [Member]
Fixed assets gross	607	607	607
Computer [Member]
Fixed assets gross	11,937	12,998	6,249
Technical Equipment [Member]
Fixed assets gross	$ 23,435	23,435	23,435
Vehicles [Member]
Fixed assets gross			$ 23,527